Schedule of other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
ValueAddedTaxReceivableCurrent	€ 329	€ 210
InvestmentTaxReceivableCurrent	419	510
Research and development subsidies receivable from the French State	112	318
Other receivables from the French State	121	125
OtherReceivables	37	36
NontradeReceivablesCurrent	€ 1,018	€ 1,200